NOTES PAYABLE (Details) - Demand Notes payable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Balance	$ 330,600	$ 0
Acquisition of IMT (Note 3)		324,894
Accrued interest	4,709	5,706
Balance	$ 335,309	$ 330,600